PROVISION FOR LEGAL CLAIM (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF SETTLEMENT DISCUSSIONS ARE ONGOING

A reconciliation of the legal claim provision is provided in the table below:

	December 31, 2025	March 31, 2025
Beginning of the year	8,948,085	9,921,298
Payments in the year	(1,121)	(1,791,000)
Interest	693,130	817,787
Balance, end of the period	9,640,094	8,948,085

Arbitration award amount	9,921,298
Payments in the year	(1,791,000)
Interest	817,787
Balance, end of the year	8,948,085